Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenue		$ 354,656	$ 374,237	$ 415,148	$ 358,718	$ 343,488	$ 355,930	$ 389,164	$ 342,207			$ 1,502,759	$ 1,430,789
Total operating expenses	$ 194,800	365,330	347,161	366,699	334,966	349,175	326,601	346,129	318,945	$ 529,736	$ 701,665	1,414,156	1,340,850	$ 1,304,265
Gain (loss) on sale of assets and hotel properties	(6)	23,203	2,362	328	233	81	(9)	412	(9)	3,617	561	26,126	475	14,030
Operating income (loss)	$ (151,741)	12,529	29,438	48,777	23,985	(5,606)	29,320	43,447	23,253	$ (201,177)	$ 72,762	114,729	90,414	$ 149,035
Net income (loss)		(35,619)	(39,086)	(21,352)	(46,622)	(66,048)	(34,261)	(23,351)	(32,649)			(142,679)	(156,309)
Net income (loss) attributable to the Company		(28,159)	(31,177)	(16,282)	(38,017)	(54,800)	(27,589)	(18,306)	(26,271)			(113,635)	(126,966)
Net income (loss) attributable to common stockholders		$ (38,803)	$ (41,822)	$ (26,926)	$ (48,661)	$ (65,444)	$ (38,234)	$ (28,950)	$ (36,915)			$ (156,212)	$ (169,543)
Diluted income (loss) attributable to common stockholders per share (in dollars per share)		$ (3.90)	$ (4.21)	$ (2.73)	$ (4.94)	$ (6.58)	$ (3.96)	$ (3.02)	$ (3.91)			$ (15.77)	$ (17.52)
Weighted average diluted common shares (in shares)	10,312	9,997	9,997	9,994	9,941	9,932	9,747	9,689	9,537	10,162	9,968	9,984	9,728	9,521